BORROWINGS - Narrative (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 08, 2021 USD ($)	Apr. 30, 2020 USD ($)	Apr. 19, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) $ / shares shares
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt			$ 0	$ (62,000)
Fair value of warrants			0	26,240,000
Interest expense			1,886,000	132,000
Acceleration of existing indebtedness payable				4,583,000
Series B Preferred Warrants
Debt Instrument [Line Items]
Warrants issued (in shares) | shares									100,161
Warrant exercise price (in USD per share) | $ / shares									$ 0.96
Warrants term									10 years
Series B Preferred Warrants | Common Stock Warrants
Debt Instrument [Line Items]
Fair value of warrants									$ 55,000
Preferred C warrants
Debt Instrument [Line Items]
Warrants issued (in shares) | shares		103,107
Warrant exercise price (in USD per share) | $ / shares		$ 1.25
Warrants term		10 years
Interest expense			0	4,000
Preferred C warrants | Common Stock Warrants
Debt Instrument [Line Items]
Fair value of warrants		$ 44,000
PPP loan
Debt Instrument [Line Items]
Debt amount							$ 936,000
Interest rate							1.00%
Debt forgiveness	$ 936,000
Accrued interest	12,000
Gain (loss) on extinguishment of debt			948,000
Acceleration of existing indebtedness payable				943,000
Bridge loan:
Debt Instrument [Line Items]
Debt amount	$ 20,000,000
Interest rate	9.00%
Monthly interest rate	0.0225
PIK interest rate	0.0675
Final payment					$ 1,250,000
Fair value of loan at issuance			20,000,000
Interest expense on loan			$ 1,578,000
Notes payable
Debt Instrument [Line Items]
Debt amount		$ 4,000,000				$ 4,000,000		$ 1,000,000
Gain (loss) on extinguishment of debt				$ (62,000)
Percent change in present value of cash flows		0.10
Effective interest rate			2.75%
Notes payable | Prime
Debt Instrument [Line Items]
Spread on interest rate		0.50%